Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income (Loss) Per Share [Abstract]
Computation of basic and diluted net income (loss) per share

	Year Ended December 31,
	2012	2011
Net income (loss)	$65	$(1,177)

Basic weighted average shares outstanding	45,027	42,758
Effect of potentially dilutive securities	3,688	—

Diluted weighted average shares outstanding	48,715	42,758

Basic net income (loss) per share	$0.00	$(0.03)

Diluted net income (loss) per share	$0.00	$(0.03)